Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions

The balances at December 31, 2025 and 2024 are detailed below:

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2025	2,157	738	3,690	347	6,932
Accrued during the period	2,351	55	426	16	2,848
Utilization	(1,633)	—	(43)	—	(1,676)
Releases	—	—	—	(21)	(21)
Exchange rate differences	(3)	(87)	(437)	—	(527)
At December 31, 2025	2,872	706	3,636	342	7,556

Current	2,266	—	2,128	—	4,394
Non-current	606	706	1,508	342	3,162

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2024	1,429	659	2,570	380	5,038
Accrued during the period	1,857	36	999	9	2,901
Utilization	(1,129)	—	—	(42)	(1,171)
Releases	—	—	(78)	—	(78)
Exchange rate differences	—	43	199	—	242
At December 31, 2024	2,157	738	3,690	347	6,932

Current	1,733	—	2,406	—	4,139
Non-current	424	738	1,284	347	2,793